Earnings per share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings per share
24	Earnings per share

The Company calculates earnings per share by dividing the net income for the period, relating to each class of shares, by the total number of common shares outstanding in the period.

The table below presents the determination of the net income for the period available to holders of common shares outstanding to calculate the basic earnings and diluted earnings per share in each period presented:

	As of September 30,
	2022	2021
Basic number:
Allocated basic earnings and not distributed	814	1,083
Net income allocated available to common shareholders	814	1,083
Basic denominator (millions of shares)
Weighted average of the number of shares	1,347	466
Basic earnings per million shares (R$)	0.604492	2.32456
Diluted number:
Allocated diluted earnings and not distributed	814	1,083
Net income allocated available to common shareholders	814	1,083
Dilute denominator (millions of shares)
Weighted average of the number of shares	1,347	466
Weighted average of stock options plan	7	1
Diluted weighted average of shares	1,354	467
Diluted earnings per million shares (R$)	0.601392	2.32120